Income Tax (FY) (Details) - USD ($)	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Deferred Tax Asset [Abstract]
Federal net operating loss					$ 35,239	$ 0
Organizational costs/Startup expenses					54,666	418,972
Total deferred tax asset					89,905	418,972
Valuation allowance					(89,905)	(418,972)
Deferred tax asset, net of allowance					0	0
Federal [Abstract]
Current					0	645,442
Deferred					(89,905)	(329,066)
State and Local [Abstract]
Current					0	0
Deferred					0	0
Change in valuation allowance					89,905	329,066
Income tax provision	$ 154,799	$ 212,593	$ 938,294	$ 230,387	0	645,442
Operating Loss Carryforwards [Abstract]
Net operating loss carryover					$ 167,803	$ 0
Reconciliation of Federal Income Tax Rate [Abstract]
Statutory federal income tax rate	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
State taxes, net of federal tax benefit					0.00%	0.00%
Change in fair value of warrant liability					(26.10%)	(18.40%)
Warrant transaction costs					2.80%	0.00%
Change in valuation allowance					2.30%	2.70%
Other					0.00%	0.00%
Income tax provision	(9.58%)	10.04%	428.34%	2.31%	0.00%	5.30%